Reverse Recapitalization (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issued shares of common stock, value	$ 2,314	$ 2,281	$ 1,339
Common stock shares issued	23,159,119	22,812,048	13,387,344
Issued shares of common stock, value	$ (2,314)	$ (2,281)	$ (1,339)
Common stock exercise price per shares	$ 5.96	$ 0.0001	$ 0.0001
Accumulated Deficits [Member]
Issued shares of common stock, value		$ 22,638,859
Issued shares of common stock, value		(22,638,859)
Accumulated Deficits [Member] | SPAC Financing [Member]
Issued shares of common stock, value	$ 0	0
Issued shares of common stock, value	0	0
Accumulated Deficits [Member] | Transaction expenses [Member]
Issued shares of common stock, value	894,662	0
Issued shares of common stock, value	(894,662)	0
Accumulated Deficits [Member] | Earnout liability [Member]
Issued shares of common stock, value	22,638,859	22,638,859
Issued shares of common stock, value	(22,638,859)	(22,638,859)
Accumulated Deficits [Member] | Warrants liability [Member]
Issued shares of common stock, value	0	0
Issued shares of common stock, value	0	0
Common Stocks [Member]
Issued shares of common stock, value	$ 942	$ 942
Common stock shares issued	9,424,704	9,424,704
Issued shares of common stock, value	$ (942)	$ (942)
Common Stocks [Member] | SPAC Financing [Member]
Issued shares of common stock, value	$ 889	$ 889
Common stock shares issued	8,891,718	8,891,718
Issued shares of common stock, value	$ (889)	$ (889)
Common stock exercise price per shares	$ 0.0001	$ 0.0001
Common Stocks [Member] | Transaction expenses [Member]
Issued shares of common stock, value	$ 53	$ 53
Common stock shares issued	532,986	532,986
Issued shares of common stock, value	$ (53)	$ (53)
Common stock exercise price per shares	$ 0.0001	$ 0.0001
Additional Paid In Capitals [Member]
Issued shares of common stock, value	$ 4,816,511	$ 4,816,511
Issued shares of common stock, value	(4,816,511)	(4,816,511)
Additional Paid In Capitals [Member] | SPAC Financing [Member]
Issued shares of common stock, value	8,315,186	8,315,186
Issued shares of common stock, value	(8,315,186)	(8,315,186)
Additional Paid In Capitals [Member] | Transaction expenses [Member]
Issued shares of common stock, value	6,651,674	6,651,674
Issued shares of common stock, value	(6,651,674)	(6,651,674)
Additional Paid In Capitals [Member] | Earnout liability [Member]
Issued shares of common stock, value	4,470,918	4,470,918
Issued shares of common stock, value	(4,470,918)	(4,470,918)
Additional Paid In Capitals [Member] | Warrants liability [Member]
Issued shares of common stock, value	2,009,105	2,009,105
Issued shares of common stock, value	$ (2,009,105)	$ (2,009,105)